Risk/Return Detail Data - FidelityOTCK6Portfolio-PRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Securities Fund
FidelityOTCK6Portfolio-PRO | Fidelity OTC K6 Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® OTC K6 Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® OTC K6 Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of the fund, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41 % of the average value of its portfolio.
Portfolio Turnover, Rate	41.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities principally traded on NASDAQ® or an over-the-counter (OTC) market, which has more small and medium-sized companies than other markets. Investing more than 25% of total assets in the technology sector. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.401k.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	24.85%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	30.90%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(22.46%)
Performance Table Heading	Average Annual Returns
FidelityOTCK6Portfolio-PRO | Fidelity OTC K6 Portfolio | Fidelity OTC K6 Portfolio
Risk/Return:
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.50%
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628
Annual Return, Inception Date	Jun. 13, 2019
2020	47.52%
2021	25.97%
2022	(32.32%)
2023	43.48%
FidelityOTCK6Portfolio-PRO | Fidelity OTC K6 Portfolio | Return Before Taxes | Fidelity OTC K6 Portfolio
Risk/Return:
Label	Fidelity® OTC K6 Portfolio
Past 1 year	43.48%
Since Inception	17.85%	[1]
FidelityOTCK6Portfolio-PRO | Fidelity OTC K6 Portfolio | NS004
Risk/Return:
Label	Nasdaq Composite Index®
Past 1 year	44.64%
Since Inception	16.30%
FidelityOTCK6Portfolio-PRO | Fidelity OTC K6 Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Since Inception	13.49%

[1]	A From June 13, 2019 .